JTA	Nuveen Tax-Advantaged Total Return Strategy Fund Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 141.9% (97.1% of Total Investments)

	COMMON STOCKS – 103.1% (70.6% of Total Investments)

	Air Freight & Logistics – 3.4%

169,340	Deutsche Post AG, (2)	$5,510,824

	Airlines – 3.4%

106,449	Delta Air Lines Inc., (3)	5,498,091

	Automobiles – 1.6%

45,890	Daimler AG, (2)	2,692,974

	Banks – 16.7%

1,337,381	AIB Group PLC, (2)	6,018,257
68,510	CIT Group Inc., (3)	3,286,425
91,400	Citigroup Inc., (3)	5,686,908
466,480	ING Groep NV, (3)	5,663,067
24,902	JPMorgan Chase & Co.	2,520,829
55,725	The Bank of NT Butterfield and Son Limited	1,999,413
2,039,750	Unicaja Banco SA, 144A, (2), (4)	2,193,901
	Total Banks	27,368,800

	Biotechnology – 1.8%

44,645	Gilead Sciences Inc.	2,902,371

	Capital Markets – 4.9%

64,095	Aurelius AG, (2)	2,916,845
516,000	Daiwa Securities Group Inc., (2)	2,515,146
201,880	Deutsche Boerse AG, ADR, (2), (3)	2,579,017
	Total Capital Markets	8,011,008

	Chemicals – 3.3%

100,425	DowDuPont Inc., (3)	5,353,657

	Diversified Financial Services – 1.1%

308,140	Challenger Limited, (2)	1,816,088

	Diversified Telecommunication Services – 3.1%

59,235	Nippon Telegraph & Telephone Corporation, ADR, (2)	2,530,519
213,325	Telefonica Brasil SA	2,588,003
	Total Diversified Telecommunication Services	5,118,522

	Electric Utilities – 2.5%

97,160	FirstEnergy Corporation, (3)	4,042,828

	Electrical Equipment – 1.6%

33,610	Eaton Corporation PLC, (3)	2,707,622

	Energy Equipment & Services – 0.0%

3,683	Transocean Limited	32,079

	Entertainment – 3.5%

14,100	Nintendo Co. Limited, (2)	4,042,341
59,330	Viacom Inc.	1,665,393
	Total Entertainment	5,707,734

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	Food Products – 2.1%

450,434	Orkla ASA, ADR, (3)	$3,445,820

	Gas Utilities – 1.6%

423,400	Italgas SpA, (2)	2,616,224

	Health Care Providers & Services – 0.0%

6,594	Millennium Health LLC, (2), (4)	264
6,140	Millennium Health LLC, (4), (5)	6,373
5,767	Millennium Health LLC, (4), (5)	5,982
	Total Health Care Providers & Services	12,619

	Household Durables – 2.2%

215,100	Sekisui House Limited, (2)	3,564,521

	Industrial Conglomerates – 2.3%

35,090	Siemens AG, (2)	3,773,666

	Insurance – 7.6%

79,949	Ageas, (2)	3,856,465
118,189	Allianz S.E., ADR, (2), (3)	2,624,978
55,990	CNA Financial Corporation, (3)	2,427,167
24,095	RenaissanceRe Holdings Limited, (3)	3,457,632
	Total Insurance	12,366,242

	Marine – 0.0%

262	HGIM Corporation, (2), (4)	9,432

	Media – 0.2%

5,606	Cumulus Media Inc., (4)	100,964
2,099	Metro-Goldwyn-Mayer Inc., (2), (4)	153,227
3,185	Tribune Media Company, (2)	2,070
	Total Media	256,261

	Multi-Utilities – 3.1%

229,100	Veolia Environnement SA, (2)	5,125,855

	Oil, Gas & Consumable Fuels – 12.6%

34,004	Chevron Corporation, (3)	4,188,613
208,050	Enterprise Products Partners LP, (3)	6,054,255
134,787	Equitrans Midstream Corporation, (3)	2,935,661
1,923	Fieldwood Energy LLC , (4), (5)	62,259
388	Fieldwood Energy LLC, (2), (4)	12,675
110,350	Suncor Energy Inc., (3)	3,578,650
68,200	TOTAL SA, ADR	3,795,330
	Total Oil, Gas & Consumable Fuels	20,627,443

	Pharmaceuticals – 7.8%

63,400	AstraZeneca PLC, Sponsored ADR	2,563,262
37,950	Bayer AG, (2)	2,443,673
123,350	GlaxoSmithKline PLC, Sponsored ADR, (3)	5,154,796
75,590	Roche Holdings AG, (2)	2,599,540
	Total Pharmaceuticals	12,761,271

	Real Estate Management & Development – 1.2%

382,900	Great Eagle Holdings Limited, (2)	1,952,715

	Semiconductors & Semiconductor Equipment – 2.7%

164,400	Cypress Semiconductor Corporation	2,452,848
100,610	Infineon Technologies AG, (2)	1,997,352
	Total Semiconductors & Semiconductor Equipment	4,450,200

Shares	Description (1)						Value

	Software – 4.7%

31,526	Microsoft Corporation, (3)						$3,718,176
74,010	Oracle Corporation						3,975,077
	Total Software						7,693,253

	Specialty Retail – 1.5%

788,150	Kingfisher PLC, (2)						2,417,031

	Technology Hardware, Storage & Peripherals – 1.5%

74,600	Samsung Electronics Co. Limited, (2)						2,388,705

	Tobacco – 3.6%

81,785	Imperial Brands PLC, ADR, (2), (3)						2,827,307
35,150	Philip Morris International Inc.						3,106,909
	Total Tobacco						5,934,216

	Trading Companies & Distributors – 1.5%

160,000	Mitsui & Co. Limited, (2)						2,489,669
	Total Common Stocks (cost $155,651,560)						168,647,741

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 26.2% (18.0% of Total Investments) (6)

	Aerospace & Defense – 0.4%

$186	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.499%	1-Month LIBOR	2.000%	8/21/24	BB+	$184,366
486	Transdigm, Inc., Term Loan F	4.999%	1-Month LIBOR	2.500%	6/09/23	B+	476,033
672	Total Aerospace & Defense						660,399

	Airlines – 0.3%

490	American Airlines, Inc., Term Loan B	4.484%	1-Month LIBOR	2.000%	12/14/23	BB+	481,548

	Auto Components – 0.1%

150	Johnson Controls Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	148,499

	Beverages – 0.3%

480	Jacobs Douwe Egberts, Term Loan B	4.500%	1-Month LIBOR	2.000%	11/01/25	Ba2	476,882

	Biotechnology – 0.4%

735	Grifols, Inc., Term Loan B	4.660%	1-Week LIBOR	2.250%	1/31/25	BB	731,365

	Building Products – 0.3%

432	Quikrete Holdings, Inc., Term Loan B	5.249%	1-Month LIBOR	2.750%	11/15/23	BB–	422,908

	Capital Markets – 0.3%

472	RPI Finance Trust, Term Loan B6	4.499%	1-Month LIBOR	2.000%	3/27/23	BBB–	469,829

	Chemicals – 1.1%

648	Axalta Coating Systems, Term Loan, First Lien	4.351%	3-Month LIBOR	1.750%	6/01/24	BBB–	635,655
452	H.B. Fuller Company, Term Loan B	4.488%	1-Month LIBOR	2.000%	10/22/24	BB+	444,946
165	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	163,784
590	Univar, Inc., Term Loan B	4.749%	1-Month LIBOR	2.250%	7/01/24	BB+	584,615
1,855	Total Chemicals						1,829,000

	Commercial Services & Supplies – 0.3%

510	Formula One Group, Term Loan B	4.999%	1-Month LIBOR	2.500%	2/01/24	B+	492,386
43	West Corporation, Incremental Term Loan B1	6.129%	3-Month LIBOR	3.500%	10/10/24	B	39,508
553	Total Commercial Services & Supplies						531,894

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Communications Equipment – 1.1%

$500	CommScope, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	$500,415
1,347	Univision Communications, Inc., Term Loan C5	5.249%	1-Month LIBOR	2.750%	3/15/24	B	1,271,872
1,847	Total Communications Equipment						1,772,287

	Consumer Finance – 0.5%

495	Vantiv LLC, Repriced Term Loan B4	4.208%	1-Month LIBOR	1.750%	8/09/24	BBB–	494,602
282	Verscend Technologies, Tern Loan B	6.999%	1-Month LIBOR	4.500%	8/27/25	B+	280,995
777	Total Consumer Finance						775,597

	Containers & Packaging – 0.2%

349	Berry Global, Inc., Term Loan Q	4.610%	2-Month LIBOR	2.000%	10/01/22	BBB-	347,632

	Diversified Consumer Services – 0.1%

249	Refinitiv, Term Loan B	6.249%	1-Month LIBOR	3.750%	10/01/25	B	242,562

	Diversified Financial Services – 0.8%

247	Fly Funding II S.a r.l., Term Loan B	4.700%	3-Month LIBOR	2.000%	2/09/23	BB+	243,330
426	Hilton Hotels, Term Loan B	4.236%	1-Month LIBOR	1.750%	10/25/23	BBB–	425,793
420	Lions Gate Entertainment Corp., Term Loan B	4.749%	1-Month LIBOR	2.250%	3/24/25	BB–	415,259
228	Veritas US, Inc., Term Loan B1	7.021%	1-Month LIBOR	4.500%	1/27/23	B	211,755
1,321	Total Diversified Financial Services						1,296,137

	Diversified Telecommunication Services – 1.0%

988	CenturyLink, Inc., Term Loan B	5.249%	1-Month LIBOR	2.750%	1/31/25	BBB–	970,224
40	Intelsat Jackson Holdings, S.A., Term Loan B4	6.990%	1-Month LIBOR	4.500%	1/02/24	B1	40,225
64	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	64,176
499	Numericable Group S.A., Term Loan B13	6.484%	1-Month LIBOR	4.000%	8/14/26	B	479,424
1,591	Total Diversified Telecommunication Services						1,554,049

	Electric Utilities – 0.4%

398	Vistra Operations Co., Term Loan B1	4.499%	1-Month LIBOR	2.000%	8/01/23	BBB–	394,177
205	Vistra Operations Co., Term Loan B3	4.486%	1-Month LIBOR	2.000%	12/31/25	BBB–	202,031
603	Total Electric Utilities						596,208

	Equity Real Estate Investment Trust – 0.2%

322	Communications Sales & Leasing, Inc., Shortfall Term Loan	7.499%	1-Month LIBOR	5.000%	10/24/22	CCC	315,546

	Food & Staples Retailing – 0.8%

688	Albertson’s LLC, Term Loan B7	5.499%	1-Month LIBOR	3.000%	11/17/25	BB–	680,691
571	US Foods, Inc., Term Loan B	4.499%	1-Month LIBOR	2.000%	6/27/23	BBB–	564,004
1,259	Total Food & Staples Retailing						1,244,695

	Health Care Equipment & Supplies – 0.3%

436	Acelity, Term Loan B	5.851%	3-Month LIBOR	3.250%	2/02/24	B	434,557

	Health Care Providers & Services – 1.2%

40	Air Medical Group Holdings, Inc., Term Loan B	6.736%	1-Month LIBOR	4.250%	3/14/25	B	37,993
212	Brightspring Health, Term Loan B	6.982%	1-Month LIBOR	4.500%	3/05/26	B	208,608
19	Brightspring Health, Delayed Draw, Term Loan, (12)	4.500%	N/A	4.500%	3/05/26	B	18,964
792	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	5.249%	1-Month LIBOR	2.750%	6/24/21	BBB–	792,444
728	HCA, Inc., Term Loan B10	4.499%	1-Month LIBOR	2.000%	3/13/25	BBB–	727,951
46	HCA, Inc., Term Loan B11	4.249%	1-Month LIBOR	1.750%	3/17/23	BBB–	46,356
324	Millennium Laboratories, Inc., Term Loan B, First Lien	8.999%	1-Month LIBOR	6.500%	12/21/20	CCC+	157,040
2,161	Total Health Care Providers & Services						1,989,356

	Health Care Technology – 0.4%

720	Emdeon, Inc., Term Loan	5.249%	1-Month LIBOR	2.750%	3/01/24	B+	711,565

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Hotels, Restaurants & Leisure – 3.4%

$509	24 Hour Fitness Worldwide, Inc., Term Loan B	5.999%	1-Month LIBOR	3.500%	5/30/25	B+	$509,037
466	Aramark Corporation, Term Loan	4.249%	1-Month LIBOR	1.750%	3/11/25	BBB–	463,344
1,009	Burger King Corporation, Term Loan B3	4.749%	1-Month LIBOR	2.250%	2/16/24	B+	994,954
741	Caesars Resort Collection, Term Loan, First Lien	5.249%	1-Month LIBOR	2.750%	12/23/24	BB	732,026
499	Marriott Ownership Resorts, Term Loan B	4.749%	1-Month LIBOR	2.250%	8/29/25	BB+	496,880
728	MGM Growth Properties, Term Loan B	4.499%	1-Month LIBOR	2.000%	3/21/25	BB+	718,734
1,117	Seaworld Parks and Entertainment, Inc., Term Loan B5	5.499%	1-Month LIBOR	3.000%	4/01/24	B	1,108,936
488	YUM Brands, Term Loan B	4.232%	1-Month LIBOR	1.750%	4/03/25	BBB–	485,566
5,557	Total Hotels, Restaurants & Leisure						5,509,477

	Household Products – 0.5%

747	Reynolds Group Holdings, Inc., Term Loan, First Lien	5.249%	1-Month LIBOR	2.750%	2/05/23	B+	739,928

	Independent Power & Renewable Electricity Producers – 0.2%

385	NRG Energy, Inc., Term Loan B	4.249%	1-Month LIBOR	1.750%	6/30/23	BBB–	381,178

	Internet & Direct Marketing Retail – 0.3%

496	Uber Technologies, Inc., Term Loan	6.493%	1-Month LIBOR	4.000%	4/04/25	N/R	497,243

	IT Services – 1.8%

825	First Data Corporation, Term Loan, First Lien	4.486%	1-Month LIBOR	2.000%	4/26/24	BB	823,496
357	Gartner, Inc., Term Loan A	3.999%	1-Month LIBOR	1.500%	3/21/22	BB+	356,093
475	Leidos Holdings, Inc., Term Loan B	4.250%	1-Month LIBOR	1.750%	8/22/25	BBB–	474,657
491	Tempo Acquisition LLC, Term Loan B	5.499%	1-Month LIBOR	3.000%	5/01/24	B	487,323
250	Travelport LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	243,438
159	West Corporation, Term Loan B	6.629%	3-Month LIBOR	4.000%	10/10/24	B	149,602
486	WEX, Inc., Term Loan B	4.749%	1-Month LIBOR	2.250%	7/01/23	BB–	482,734
3,043	Total IT Services						3,017,343

	Life Sciences Tools & Services – 0.1%

248	Inventiv Health, Inc., Term Loan B	4.499%	1-Month LIBOR	2.000%	8/01/24	BB	246,526

	Machinery – 0.1%

208	Gates Global LLC, Term Loan B	5.249%	1-Month LIBOR	2.750%	4/01/24	B+	205,518

	Marine – 0.1%

112	Harvey Gulf International Marine, Inc., Exit Term Loan	8.743%	6-Month LIBOR	6.000%	7/02/23	B	111,159

	Media – 2.9%

884	Cequel Communications LLC, Term Loan B	4.734%	1-Month LIBOR	2.250%	1/15/26	BB	860,007
473	Charter Communications Operating Holdings LLC, Term Loan B	4.500%	1-Month LIBOR	2.000%	4/30/25	BBB–	470,196
236	Cineworld Group PLC, Term Loan B	4.999%	1-Month LIBOR	2.500%	2/28/25	BB–	231,168
92	Clear Channel Communications, Inc. Term Loan E, (9)	0.000%	N/A	N/A	7/30/19	NR	65,997
747	Clear Channel Communications, Inc., Tranche D, Term Loan, (9)	0.000%	N/A	N/A	1/30/20	NR	535,041
434	Cumulus Media, Inc., Exit Term Loan	7.000%	1-Month LIBOR	4.500%	5/13/22	B	427,546
261	Intelsat Jackson Holdings, S.A., Term Loan B	6.240%	1-Month LIBOR	3.750%	11/30/23	B	257,464
455	Meredith Corporation, Tranche Term Loan B1	5.249%	1-Month LIBOR	2.750%	1/31/25	BB	454,189
235	Nexstar Broadcasting, Inc., Term Loan B3	4.746%	1-Month LIBOR	2.250%	1/17/24	BB+	231,737
43	Nexstar Broadcasting, Inc., Term Loan B3	4.739%	1-Month LIBOR	2.250%	1/17/24	BB+	42,650
495	Sinclair Television Group, Term Loan B2	4.750%	1-Month LIBOR	2.250%	1/03/24	BB+	491,071
356	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.999%	1-Month LIBOR	3.500%	8/15/22	B	355,322
260	WideOpenWest Finance LLC, Term Loan B	5.741%	1-Month LIBOR	3.250%	8/18/23	B	250,649
4,971	Total Media						4,673,037

	Multiline Retail – 0.1%

248	EG America LLC, Term Loan, First Lien	6.601%	3-Month LIBOR	4.000%	2/07/25	B	242,303

	Oil, Gas & Consumable Fuels – 0.3%

208	Fieldwood Energy LLC, Exit Term Loan	7.749%	1-Month LIBOR	5.250%	4/11/22	B+	201,041
267	Fieldwood Energy LLC, Exit Term Loan, Second Lien	9.749%	1-Month LIBOR	7.250%	4/11/23	B+	228,396
475	Total Oil, Gas & Consumable Fuels						429,437

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Pharmaceuticals – 0.0%

$28	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	5.481%	1-Month LIBOR	3.000%	6/02/25	BB–	$28,135

	Professional Services – 0.5%

391	Nielsen Finance LLC, Term Loan B4	4.493%	1-Month LIBOR	2.000%	10/04/23	BBB–	384,736
479	On Assignment, Inc., Term Loan B	4.499%	1-Month LIBOR	2.000%	4/02/25	BB	476,616
870	Total Professional Services						861,352

	Road & Rail – 0.3%

448	Avolon LLC, Term Loan B	4.488%	1-Month LIBOR	2.000%	1/15/25	BBB–	444,772

	Semiconductors & Semiconductor Equipment – 0.4%

159	Microchip Technology., Inc., Term Loan B	4.500%	1-Month LIBOR	2.000%	5/29/25	BB+	157,966
500	MKS Instruments, Inc., Term Loan	4.739%	1-Month LIBOR	2.250%	2/02/26	BB+	500,625
659	Total Semiconductors & Semiconductor Equipment						658,591

	Software – 2.9%

471	BMC Software, Inc., Term Loan B	6.851%	3-Month LIBOR	4.250%	10/02/25	B	461,686
696	Ellucian, Term Loan B, First Lien	5.851%	3-Month LIBOR	3.250%	9/30/22	B	692,717
607	Infor (US), Inc., Term Loan B	5.249%	1-Month LIBOR	2.750%	2/01/22	B	605,386
284	McAfee LLC, Term Loan B	6.249%	1-Month LIBOR	3.750%	9/30/24	B	283,997
128	Micro Focus International PLC, New Term Loan	4.999%	1-Month LIBOR	2.500%	6/21/24	BB–	124,688
862	Micro Focus International PLC, Term Loan B	4.999%	1-Month LIBOR	2.500%	6/21/24	BB–	842,047
504	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.749%	1-Month LIBOR	2.250%	4/16/25	BB+	500,357
363	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.749%	1-Month LIBOR	2.250%	4/16/25	BB	360,897
906	TIBCO Software, Inc., Term Loan, First Lien	6.000%	1-Month LIBOR	3.500%	12/04/20	B	904,072
4,821	Total Software						4,775,847

	Specialty Retail – 0.3%

458	Petco Animal Supplies, Inc., Term Loan B1	5.994%	3-Month LIBOR	3.250%	1/26/23	CCC+	349,871
246	Petsmart Inc., Term Loan B, First Lien, (DD1)	5.490%	1-Month LIBOR	3.000%	3/11/22	CCC	221,119
704	Total Specialty Retail						570,990

	Technology Hardware, Storage & Peripherals – 1.1%

734	Dell International LLC, Refinancing Term Loan B	4.500%	1-Month LIBOR	2.000%	9/07/23	BBB–	726,835
1,055	Western Digital, Term Loan B	4.249%	1-Month LIBOR	1.750%	4/29/23	BBB–	1,029,374
1,789	Total Technology Hardware, Storage & Peripherals						1,756,209

	Wireless Telecommunication Services – 0.4%

735	Sprint Corporation, Term Loan, First Lien	5.000%	1-Month LIBOR	2.500%	2/02/24	BB–	717,360
$44,018	Total Variable Rate Senior Loan Interests (cost $43,930,554)						42,898,920

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (8)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.9% (4.0% of Total Investments)

	Automobiles – 0.2%

$65	General Motors Financial Company Inc.			6.500%	N/A (10)	BB+	$59,820
310	General Motors Financial Company Inc.			5.750%	N/A (10)	BB+	271,637
375	Total Automobiles						331,457

	Banks – 2.4%

475	CIT Group Inc.			5.800%	N/A (10)	Ba3	470,250
275	Citizens Financial Group Inc.			5.500%	N/A (10)	BB+	277,750
50	CoBank Agricultural Credit Bank			6.250%	N/A (10)	BBB+	52,375

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (8)	Value

	Banks (continued)
$200	Huntington Bancshares Inc./OH	5.700%	N/A (10)	Baa3	$195,000
600	M&T Bank Corporation	6.450%	N/A (10)	Baa2	639,000
700	PNC Financial Services Group Inc.	6.750%	N/A (10)	Baa2	743,750
450	SunTrust Banks Inc.	5.625%	N/A (10)	Baa3	455,625
500	Wells Fargo & Company	5.875%	N/A (10)	Baa2	534,250
500	Zions Bancorporation	7.200%	N/A (10)	BB+	529,375
3,750	Total Banks				3,897,375

	Capital Markets – 0.2%

275	Goldman Sachs Group Inc.	5.300%	N/A (10)	Ba1	276,787
125	Morgan Stanley	5.550%	N/A (10)	BB+	127,200
400	Total Capital Markets				403,987

	Consumer Finance – 0.6%

540	Capital One Financial Corporation	5.550%	N/A (10)	Baa3	548,100
525	Discover Financial Services	5.500%	N/A (10)	Ba2	498,750
1,065	Total Consumer Finance				1,046,850

	Diversified Financial Services – 1.5%

425	Bank of America Corporation	6.500%	N/A (10)	BBB–	461,142
70	Bank of America Corporation	6.300%	N/A (10)	BBB–	76,038
600	Citigroup Inc.	6.250%	N/A (10)	BB+	631,500
225	Citigroup Inc.	5.800%	N/A (10)	BB+	226,687
500	JPMorgan Chase & Co	6.750%	N/A (10)	Baa2	548,165
79	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.470% spread), (11)	6.221%	N/A (10)	Baa2	79,395
200	JPMorgan Chase & Co	6.100%	N/A (10)	Baa2	210,566
225	Voya Financial Inc.	6.125%	N/A (10)	BB+	228,375
2,324	Total Diversified Financial Services				2,461,868

	Food Products – 0.5%

800	Land O’ Lakes Inc., 144A	8.000%	N/A (10)	BB	824,000

	Industrial Conglomerates – 0.3%

465	General Electric Capital Corporation	5.000%	N/A (10)	BBB–	433,403

	Insurance – 0.2%

250	Progressive Corp	5.375%	N/A (10)	BBB+	247,813
$9,429	Total $1,000 Par (or similar) Institutional Preferred (cost $9,618,415)				9,646,753

Shares	Description (1)	Coupon		Ratings (8)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 5.0% (3.4% of Total Investments)

	Banks – 2.0%

4,625	CoBank ACB, 144A, (2)	6.250%		BBB+	$469,293
3,250	CoBank ACB, (2)	6.125%		BBB+	330,687
8,622	Fifth Third Bancorp	6.625%		Baa3	232,363
9,162	FNB Corp/PA	7.250%		Ba2	263,866
16,275	Huntington Bancshares Inc./OH	6.250%		Baa3	425,266
7,550	KeyCorp	6.125%		Baa3	201,283
12,600	People’s United Financial Inc.	5.625%		BB+	312,858
18,844	Regions Financial Corp	6.375%		BB+	504,265
19,300	US Bancorp	6.500%		A3	516,854
	Total Banks				3,256,735

	Capital Markets – 1.1%

19,400	Charles Schwab Corporation	6.000%		BBB	504,982
21,300	Ladenburg Thalmann Financial Services Inc.	8.000%		N/R	524,406
17,925	Morgan Stanley	7.125%		BB+	504,051
4,700	Morgan Stanley	6.375%		BB+	125,396

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)				Coupon	Ratings (8)	Value

	Capital Markets (continued)

7,396	Stifel Financial Corporation				6.250%	BB–	$196,734
	Total Capital Markets						1,855,569

	Consumer Finance – 0.2%

12,800	Capital One Financial Corp				6.700%	Baa3	328,064

	Food Products – 0.4%

3,757	CHS Inc.				7.875%	N/R	102,566
12,132	CHS Inc.				7.100%	N/R	321,862
11,205	CHS Inc.				6.750%	N/R	289,425
	Total Food Products						713,853

	Insurance – 0.6%

13,500	Enstar Group Limited				7.000%	BB+	343,845
8,175	National General Holdings Corporation				7.500%	N/R	188,597
13,882	PartnerRe Limited				7.250%	BBB	375,786
	Total Insurance						908,228

	Multi-Utilities – 0.1%

7,600	Duke Energy Corp, (2)				5.750%	BBB	193,572

	Thrifts & Mortgage Finance – 0.6%

24,450	Federal Agricultural Mortgage Corp				6.875%	N/R	640,590
12,000	New York Community Bancorp Inc.				6.375%	Ba1	309,960
	Total Thrifts & Mortgage Finance						950,550
	Total $25 Par (or similar) Retail Preferred (cost $7,894,803)						8,206,571

Shares	Description (1)	Coupon	Issue price	Cap Price	Maturity		Value

	STRUCTURED NOTES – 1.2% (0.8% of Total Investments)

27,000	JPMorgan Chase Bank, National Association, Mandatory Exchangeable Note, Linked to Common Stock of Qorvo, Inc. (Cap 116.43% of Issue Price), 144A, (2)	10.000%	$65.358	$76.096	8/02/19		$1,898,100
	Total Structured Notes (cost $1,764,666)						1,898,100

Shares	Description (1)			Coupon		Ratings (8)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.3% (0.2% of Total Investments)

	Banks – 0.3%

225	Bank of America Corporation			7.250%		BBB–	$292,921
170	Wells Fargo & Company			7.500%		Baa2	219,699
	Total Convertible Preferred Securities (cost $475,033)						512,620

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (8)	Value

	CORPORATE BONDS – 0.2% (0.1% of Total Investments)

	Food Products – 0.1%

$125	Land O’ Lakes Inc., 144A			7.000%	N/A (10)	BB	$120,313

	Media – 0.1%

133	iHeartCommunications Inc., (9)			9.000%	12/15/19	CCC	94,430
$258	Total Corporate Bonds (cost $249,437)						214,743

Shares	Description (1)			Value

	WARRANTS – 0.0% (0.0% of Total Investments)

	Marine – 0.0%

1,176	HGIM Corp, (2)			$42,336
	Total Warrants (cost $47,040)			42,336
	Total Long-Term Investments (cost $219,631,508)			232,067,784

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.2% (2.9% of Total Investments)

	REPURCHASE AGREEMENTS – 2.9% (2.0% of Total Investments)

$4,783	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $4,783,179, collateralized by $4,765,000 U.S. Treasury Notes, 2.500%, due 3/31/23, value $4,879,555	1.200%	4/01/19	$4,782,701

	INVESTMENT COMPANIES – 1.3% (0.9% of Total Investments)

2,076,581	BlackRock Liquidity Funds T-Fund Portfolio, (13)	2.292% (14)	N/A	2,076,581
	Total Short-Term Investments (cost $6,859,282)			6,859,282
	Total Investments (cost $226,490,790) – 146.1%			238,927,066
	Borrowings – (44.3)% (15), (16)			(72,500,000)
	Other Assets Less Liabilities – (1.8)% (17)			(2,845,164)
	Net Assets Applicable to Common Shares – 100%			$163,581,902

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (18)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$41,800,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$250,628	$250,628

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$94,901,846	$73,671,281	$74,614	$168,647,741
Variable Rate Senior Loan Interests	—	42,898,920	—	42,898,920
$1,000 Par (or similar) Institutional Preferred	—	9,646,753	—	9,646,753
$25 par (or similar) Retail Preferred	7,213,019	993,552	—	8,206,571
Structured Notes	—	1,898,100	—	1,898,100
Convertible Preferred Securities	512,620	—	—	512,620
Corporate Bonds	—	214,743	—	214,743
Warrants	—	42,336	—	42,336
Short-Term Investments:
Repurchase Agreements	—	4,782,701	—	4,782,701
Investment Companies	2,076,581	—	—	2,076,581

Investments in Derivatives:
Interest Rate Swaps*	—	250,628	—	250,628
Total	$104,704,066	$134,399,014	$74,614	$239,177,694
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $67,626,308.

(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(5)	Investments valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(9)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(10)	Perpetual security. Maturity date is not applicable.

(11)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(12)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(13)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(14)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(15)	Borrowings as a percentage of Total Investments is 30.3%.

(16)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $163,228,976 have been pledged as collateral for borrowings.

(17)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(18)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.